DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2013
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

20.    DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values of financial instruments have been estimated by the Company using available market information and appropriate valuation methodologies, including those described in Note 19. However, considerable judgment is necessarily required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company might realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2013 and 2012. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date.  Therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Carrying values and estimated fair values at September 30, 2013 and 2012 are summarized as follows:

	Level in	2013		2012
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In thousands)
ASSETS:
Cash and cash equivalents	Level 1	$86,309	$86,309	$62,335	$62,335
Debt and mortgage-backed securities - AFS	Level 2	38,917	38,917	21,921	21,921
Capital stock of FHLB	Level 2	4,777	4,777	5,559	5,559
Mortgage-backed securities - HTM	Level 2	4,294	4,537	5,657	6,096
Mortgage loans held for sale	Level 2	70,473	72,481	180,575	185,641
Loans receivable	Level 3	988,668	1,001,898	975,728	1,024,992
Accrued interest receivable	Level 1	3,151	3,151	3,889	3,889
Interest-rate swap assets	Level 2	843	843	1,360	1,360

LIABILITIES:
Deposit transaction accounts	Level 2	652,167	652,167	636,368	636,368
Certificates of deposit	Level 2	358,645	359,917	445,331	446,529
Borrowed money	Level 2	113,483	115,254	109,981	112,845
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	470	470	695	695
Interest-rate swap liabilities	Level 2	843	843	1,360	1,360

In addition to the methods described in Note 19 above, the following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amount approximates fair value.

Capital Stock of the Federal Home Loan Bank - The carrying amount represents redemption value, which approximates fair value.

Loans Receivable - The fair value of loans receivable is estimated based on present values using applicable risk-adjusted spreads to the U. S. Treasury curve to approximate current interest rates applicable to each category of such financial instruments. No adjustment was made to the interest rates for changes in credit risk of performing loans where there are no known credit concerns. Management segregates loans into appropriate risk categories. Management believes that the risk factor embedded in the interest rates along with the allowance for loan losses applicable to the performing loan portfolio results in a fair valuation of such loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals or discounted values of independent appraisals and brokers’ opinions of value.  This method of valuation does not incorporate the exit price concept of valuation prescribed by Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.  Rather, it was used a practical expedient as permitted under the topic.

Mortgage Loans Held for Sale -  The fair values of mortgage loans held for sale are generally based on commitment sales prices obtained from the Company’s investors.

Accrued Interest Receivable - The carrying value approximates fair value.

Interest-Rate Swap Assets - The fair value is based on quoted market prices by an independent valuation service.

Deposits - The estimated fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date. The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows of existing deposits using rates currently available on advances from the Federal Home Loan Bank having similar characteristics.

Borrowed Money  — The estimated fair value of advances from Federal Home Loan Bank is determined by discounting the future cash flows of existing advances using rates currently available on advances from Federal Home Loan Bank having similar characteristics.  The estimated fair value of retail repurchase agreements is the carrying value since such agreements are at market rates and mature daily.

Subordinated Debentures - The estimated fair values of subordinated debentures are determined by discounting the estimated future cash flows using rates currently available on debentures having similar characteristics.

Accrued Interest Payable - The carrying value approximates fair value.

Interest-Rate Swap Liabilities - The fair value is based on quoted market prices by an independent valuation service.

Off-Balance-Sheet Items - The estimated fair value of commitments to originate or purchase loans is based on the fees currently charged to enter into similar agreements.  The aggregate value of these fees is not material.  Such commitments are summarized in Note 16, Commitments and Contingencies.